Other liabilities - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other liabilities.
Increase In Other liabilities	€ 3,100,000	€ 900,000
Increase In Payroll Related Liabilities		1,700,000
Increase in fair value of foreign currency option		€ 263,000
Current other liability related to the continued development	900,000
Non-current other liability related to the continued development	€ 800,000